Share Capital	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SHARE CAPITAL [Text Block]
NOTE 19: SHARE CAPITAL

Common shares and shareholders

On August 4, 2010, the Company has amended its articles of incorporation increasing its authorized share capital to 50,000,000 shares of common stock with a par value of $0.01 per share.

As of December 31, 2011 and 2010, the Company has issued 20,000 shares of common stock, $1.00 par value.

Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders. Dividends on shares of common stock may be declared and paid from funds available to the Company.

The 1,007 shares issued as part of the Horamar Group acquisition were released from escrow to the former shareholders of Horamar upon achievement of the EBITDA target threshold. The 1,007 shares have been reflected as part of the Company's outstanding shares from the date of issuance since these shares have been irrevocably issued on January 1, 2008 with the identity of the ultimate recipient to be determined at a future date. Following the achievement of the EBITDA targets mentioned in Note 1, the shares were delivered to the Horamar Group shareholders, otherwise they would have been delivered to Navios Holdings.
On July 25, 2011, the Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol. The Company paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures under certain loan agreements. Since the Company already consolidated these joint ventures, the transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction. An amount of $10,850, which is equal to the difference between the carrying value of the noncontrolling interests as of July 25, 2011 ($19,488) and the fair value of the total consideration paid including transaction expenses ($8,638) was recorded in Additional Paid in Capital. As a result, after the consummation of the transaction, the percentage of ownership of the Company in its subsidiaries is the following:

	Percentage of ownership
	After July 25,	Before July 25,
Company Name	2011	2011
Thalassa Energy S.A.	100%	62.50%
HS Tankers Inc	100%	51%
HS Navigation Inc.	100%	51%
HS Shipping Ltd. Inc.	100%	62.50%
HS South Inc.	100%	62.50%